THE COCA-COLA COMPANY MASTER TRUST for 401(k) PLANS - Transactions Relating to The Coca-Cola Company Common Stock (Details) - Employer, Common Stock - EBP 002 - EBP, Sponsoring Employer	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common Stock of TCCC, Purchases, Number of Shares | shares	705,531
Common Stock of TCCC, Purchases, Fair Value | $	$ 48,883,608
Common Stock of TCCC, Sales, Number of Shares | shares	1,426,035
Common Stock of TCCC, Sales, Fair Value | $	$ 98,760,506
Common Stock of TCCC, In-Kind Distributions, Number of Shares | shares	494,530
Common Stock of TCCC, In-Kind Distributions, Fair Value | $	$ 34,559,058
EBP, Investment, Purchases and Dividends Received, Number of Shares | shares	462,245
Dividend Income from The Coca-Cola Company Common Stock | $	$ 32,421,874